INCOME TAX - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax asset
Accrued expenses	$ 1.4	$ 2.3
Net operating loss carryforward	206.0	99.0
Intangible assets	38.4	49.3
Property and equipment	25.5	7.9
Operating lease liabilities	127.1	10.1
Other	38.2	9.9
Total deferred tax asset	436.6	178.5
Valuation allowance	(284.1)	(159.4)	$ (79.6)	$ (26.4)
Total deferred tax asset, net of valuation allowance	152.5	19.1
Deferred tax liability
Property and equipment	(14.4)	(0.1)
Deferred expenses	(0.8)
Operating lease assets	(125.2)	(10.5)
Other	(0.3)	(0.8)
Total deferred tax liability	(140.7)	(11.4)
Net deferred tax asset	$ 11.8	$ 7.7